INVENTORIES (Disclosure of prepaid inventory) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Classes of current inventories [abstract]
Prepaid inventory, beginning of year	$ 114,725	$ 855,415
Inventory received	(114,725)	(740,690)
Prepaid inventory, end of year	$ 0	$ 114,725